Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended
	Oct. 28, 2020 [1]	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
American Conservative Values ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 13,102	$ 12,554	$ 14,243	$ 17,224	$ 19,776
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 13,112	$ 12,504	$ 14,131	$ 17,261	$ 20,080

[1]	Inception